Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based Compensation

14. Share-based Compensation

Share-based compensation expenses were recognized in costs and expenses for the years ended December 31, 2010, 2011 and 2012 as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	854	19,526	958	154
Sales and marketing expenses	4,664	18,254	1,423	228
General and administrative expenses	10,406	17,470	4,085	656
Technology and product development expenses	637	10,842	293	47
Total	16,561	66,092	6,759	1,085

The Company recognized share-based compensation, net of estimated forfeiture rates, on a graded vesting basis over the vesting term. There was no income tax benefit recognized in the consolidated statements of comprehensive income for share-based compensation expenses and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset in the years ended December 31, 2010, 2011 and 2012.

Share Options

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to key employees to acquire ordinary shares of the Company. The June 2008 Scheme permits the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective date of the June 2008 Scheme. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the June 2008 Scheme and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the June 2008 Scheme will not be counted for the purpose of calculating the Limit. In August 2012, the Company’s shareholders approved to refresh the Limit, permitting the Company to grant no more than 31,410,107 additional options under the June 2008 Scheme.

The June 2008 Scheme will terminate automatically 10 years after its adoption, unless terminated earlier at the Company’s shareholders’ approval. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards vest over a period of four years and expire in ten years.

A summary of the Company’s share option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	Years	US$ in Million
Outstanding as of December 31, 2009	72,332,425	0.03	8.4	9.5
Granted	15,768,225	0.03
Forfeited and expired	(4,727,045)	0.03
Exercised	(41,151,800)	0.03
Outstanding as of December 31, 2010	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Vested and exercisable as of December 31, 2012	13,017,318	0.03	5.4	5.5

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2012 was calculated as the difference between the Company’s closing stock price of US$3.64 per ADS, or US$0.46 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was not provided for the year ended 2010 as the Company was a private company.

The Company issued 6,450,000 shares of options to non-employees in July 2010 with the exercise price of US$0.03215. These options have a vesting term of four years starting from the date of issuance, provided that the holders become employees of the Group before December 31, 2010. The Company has no obligation to compensate these non-employees for their services provided if the non-employees do not become employed by the Group by December 31, 2010. As such, no expenses were recognized until the employment contract was actually signed. All these non-employees have become employees of the Group as of December 31, 2010. The relevant compensation expenses were measured based on fair market value of the options as of the date when the holders became employees of the Company, part of which were recognized on the same date for services provided during their nonemployee period, and the remaining compensation expenses will continue to amortize during the remaining vesting period.

As disclosed in Note 2(q), the Company’s share-based compensation expenses are measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. The Company engaged an independent valuation specialist to assist them in determining the fair values of the options granted during the year ended December 31, 2010 using the following assumptions. No options were granted during the years ended December 31, 2011 and 2012.

For the Years Ended December 31,
	2010	2011	2012
Expected volatility rate	54.37%-54.91%	—	—
Expected dividend yield	—	—	—
Expected term (years)	4.64-5.30	—	—
Risk-free interest rate (per annum)	2.65%-3.57%	—	—

The weighted-average grant date fair value of options granted for the year ended December 31, 2010 was US$0.25.

During 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options cannot be refunded to the former employees in any event, including the Company does not complete an IPO. Accordingly, these share options are considered to be exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds received from exercise of these options amounted to RMB1.2 million (US$0.2 million) as of December 31, 2012. The Company completed its IPO on May 17, 2011 and 3,511,049 shares have been issued to the former employees after that. As of December 31, 2012, there were 3,201,342 contingently issuable shares to be issued upon the former employees’ request.

For the years ended December 31, 2010, 2011 and 2012, the Company has recognized share-based compensation expenses for options of approximately RMB16.6 million, RMB4.0 million and negative RMB0.1 million (US$0.01 million), respectively. Negative share-based compensation expenses incurred was due to the true up adjustment made to recognize actual forfeitures when the options are fully vested.

As of December 31, 2012, there was RMB0.3 million (US$0.05 million) of unrecognized share-based compensation expenses for options, adjusted for estimated forfeitures. The cost is expected to be recognized over a weighted-average period of 1.06 years.

Restricted Share Units

In March 2011, the Company adopted the 2011 restricted share and restricted share unit scheme. On March 17, 2011, the Company granted 10,050,958 restricted share units to the employees. Those restricted share units vest over a period of four years.

A summary of restricted share units activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested at December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested at December 31, 2012	1,687,178	1.07

For the years ended December 31, 2011 and 2012, total share-based compensation expense recognized for restricted share units were RMB53.6 million and RMB3.1 million (US$0.5 million), respectively.

As of December 31, 2012, there was RMB2.3 million (US$0.4 million) of unrecognized compensation expense related to unvested restricted share units, adjusted for estimated forfeitures. The expense is expected to be recognized over a weighted average period of 1.52 years. The total fair value on the respective vesting dates of restricted share units vested during the year ended December 31, 2012 was US$2.1 million.

Restricted Shares

On March 15, 2011, the Company cancelled 18,778,200 stock options granted historically, and granted 19,008,200 restricted shares to 22 employees on March 17, 2011. Those restricted shares vest over a period of four years. The incremental share-based compensation is US$0.5 million. Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation is US$2.2 million, including US$0.2 million was recognized immediately, and US$2.0 million was recognized during the rest of vesting period of restricted share.

A summary of restricted share activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested at December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested at December 31, 2012	4,759,780	1.07

For the years ended December 31, 2011 and 2012, total share-based compensation expense recognized for restricted share were RMB8.5 million and RMB3.7 million (US$0.6 million), respectively.

As of December 31, 2012, there was RMB1.7 million (US$0.3 million) of unrecognized compensation expense related to unvested restricted share. The expense is expected to be recognized over a weighted average period of 1.69 years. The total fair value on their respective vesting dates of restricted share vested during the year ended December 31, 2012 was US$5.1 million.

The fair value of the restricted shares and restricted share units on March 17, 2011 was US$1.07 and the fair value of the underlying ordinary shares was US$1.14.